Operating segments (Tables)	6 Months Ended
Dec. 31, 2025
Operating segments [Abstract]
Segment Information

	North America	North America	Australia	Australia	Total	Total
	6 months ended	12 months ended	6 months ended	12 months ended	6 months ended	12 months ended
	31-Dec-25	30-Jun-25	31-Dec-25	30-Jun-25	31-Dec-25	30-Jun-25

Exploration and evaluation expenditure - non-core	-	(37)	-	-	-	(37)
Other expenses	(741)	(1,899)	(904)	(1,888)	(1,645)	(3,787)
Reportable segment profit/loss	(741)	(1,936)	(904)	(1,888)	(1,645)	(3,824)

Employee benefits and other expenses	(964)	(2,680)	(1,757)	(3,692)	(2,721)	(6,372)
Net financing (expense)/income	(1,996)	(3,173)	2,292	3,815	296	642

Loss before income tax	(3,701)	(7,789)	(369)	(1,765)	(4,070)	(9,554)

Segment assets
Exploration assets	209,009	203,110	-	-	209,009	203,110
Other assets	12,683	9,443	10,851	20,988	23,534	30,431
Total assets	221,692	212,553	10,851	20,988	232,543	233,541

Segment liabilities
Payables	(1,416)	(2,124)	(421)	(390)	(1,837)	(2,514)
Provisions	(105)	(165)	(198)	(297)	(303)	(462)
Total current liabilities	(1,521)	(2,289)	(619)	(687)	(2,140)	(2,976)

Payables	(107)	(267)	(77)	-	(184)	(267)
Total non-current liabilities	(107)	(267)	(77)	-	(184)	(267)

Net assets	220,064	209,997	10,155	20,301	230,219	230,298